Summary of Significant Accounting Policies - Exchange Rates of Key Currencies (Details)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Euro (EUR)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	1.1326	1.2271
Annual average rate	1.1832	1.1411	1.1196
Pound Sterling (GBP)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	1.3479	1.3649
Annual average rate	1.3758	1.2836	1.2768
Swiss Franc (CHF)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	1.0963	1.1360
Annual average rate	1.0940	1.0659	1.0062
Australian Dollar (AUD)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	0.7253	0.7720
Annual average rate	0.7514	0.6905	0.6954
Canadian Dollar (CAD)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	0.7869	0.7849
Annual average rate	0.7977	0.7463	0.7535
Japanese Yen (JPY)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	0.0087	0.0097
Annual average rate	0.0091	0.0094	0.0092
Chinese Yuan (CNY)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	0.1574	0.1530
Annual average rate	0.1550	0.1450	0.1448